Stock-Based Compensation (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares
Stock-Based Compensation [Line Items]
Compensation expense		$ 1,359,000
Stock price targets over the term		6 years
Estimated fair value	$ 4,800,000	$ 4,800,000
Expense related	$ 452,000	$ 452,000
Cash bonus percentage		2.50%
Cash bonus		$ 20,000,000
Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares) | shares		6,000,000
Executive Officer [Member]
Stock-Based Compensation [Line Items]
Cash bonus		$ 10,000,000
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share) | $ / shares		$ 30
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share) | $ / shares		$ 300